Shareholders Equity (Tables)	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Number of shares issued and outstanding and carrying amount of preferred stock

	2011				2010
At December 31 (Dollars in Millions)	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount
Series A	12,510	$1,251	$145	$1,106	5,746	$575	$145	$430
Series B	40,000	1,000	–	1,000	40,000	1,000	–	1,000
Series D	20,000	500	–	500	20,000	500	–	500
Total preferred stock (a)	72,510	$2,751	$145	$2,606	65,746	$2,075	$145	$1,930

(a)	The par value of all shares issued and outstanding at December 31, 2011 and 2010, was $1.00 per share.

Common stock repurchased

(Dollars and Shares in Millions)	Shares	Value
2011	22	$550
2010	1	16
2009	—	4

Reconciliation of the transactions affecting accumulated other comprehensive income (loss) included in shareholder's equity

	Transactions			Balances Net-of-Tax
(Dollars in Millions)	Pre-tax	Tax-effect	Net-of-tax
2011
Changes in unrealized gains and losses on securities available-for-sale	$920	$(351)	$569	$360
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(25)	10	(15)	–
Unrealized gain (loss) on derivative hedges	(343)	130	(213)	(484)
Foreign currency translation	(16)	6	(10)	(49)
Realized loss on derivative hedges	–	–	–	(5)
Reclassification for realized (gains) losses	363	(138)	225	–
Unrealized gains (losses) on retirement plans	(464)	177	(287)	(1,022)
Total	$435	$(166)	$269	$(1,200)
2010
Changes in unrealized gains and losses on securities available-for-sale	$432	$(163)	$269	$(213)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(66)	25	(41)	–
Unrealized gain (loss) on derivative hedges	(145)	56	(89)	(408)
Foreign currency translation	24	(10)	14	(39)
Realized loss on derivative hedges	–	–	–	(6)
Reclassification for realized (gains) losses	(28)	11	(17)	–
Unrealized gains (losses) on retirement plans	(197)	76	(121)	(803)
Total	$20	$(5)	$15	$(1,469)
2009
Changes in unrealized gains and losses on securities available-for-sale	$2,131	$(810)	$1,321	$(393)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(402)	153	(249)	–
Unrealized gain (loss) on derivative hedges	516	(196)	320	(319)
Foreign currency translation	40	(15)	25	(53)
Realized loss on derivative hedges	–	–	–	(8)
Reclassification for realized (gains) losses	492	(187)	305	–
Unrealized gains (losses) on retirement plans	254	(97)	157	(711)
Total	$3,031	$(1,152)	$1,879	$(1,484)

Components of the Company's regulatory capital

(Dollars in Millions)	2011	2010
Tier 1 Capital
Common shareholders' equity	$31,372	$27,589
Qualifying preferred stock	2,606	1,930
Qualifying trust preferred securities	2,675	3,949
Noncontrolling interests, less preferred
stock not eligible for Tier 1 capital	687	692
Less intangible assets
Goodwill (net of deferred tax liability)	(8,239)	(8,337)
Other disallowed intangible assets	(905)	(1,097)
Other (a)	977	1,221
Total Tier 1 Capital	29,173	25,947
Tier 2 Capital
Eligible portion of allowance for credit losses	3,412	3,125
Eligible subordinated debt	3,469	3,943
Other	13	18
Total Tier 2 Capital	6,894	7,086
Total Risk Based Capital	$36,067	$33,033
Risk-Weighted Assets	$271,333	$247,619

(a)	Includes the impact of items included in other comprehensive income (loss), such as unrealized gains (losses) on available-for-sale securities, accumulated net gains on cash flow hedges, pension liability adjustments, etc.

Regulatory Capital Ratios

At December 31 (Dollars in Millions)	2011	2010
U.S. Bancorp
Tier 1 capital	$29,173	$25,947
As a percent of risk-weighted assets	10.8%	10.5%
As a percent of adjusted quarterly average assets (leverage ratio)	9.1%	9.1%
Total risk-based capital	$36,067	$33,033
As a percent of risk-weighted assets	13.3%	13.3%
Bank Subsidiaries
U.S. Bank National Association
Tier 1 capital	9.6%	9.0%
Total risk-based capital	12.5	12.4
Leverage	8.1	7.7
U.S. Bank National Association ND
Tier 1 capital	13.4%	14.1%
Total risk-based capital	16.4	17.2
Leverage	12.9	13.7
Bank Regulatory Capital Requirements	Minimum	Well- Capitalized
Tier 1 capital	4.0%	6.0%
Total risk-based capital	8.0	10.0
Leverage	4.0	5.0